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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                            Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer  AmPac Growth Fund
Schedule of Investments  3/31/2007

 Shares                                                     Value

           COMMON STOCKS - 98.5 %
           Energy - 3.1 %
           Integrated Oil & Gas - 3.1 %
    8,400  Chevron Corp.                                  $ 621,264
           Total Energy                                   $ 621,264
           Capital Goods - 10.9 %
           Electrical Component & Equipment - 3.8 %
   18,000  Emerson Electric Co.                           $ 775,620
           Industrial Conglomerates - 7.1 %
    9,000  3M Co.                                         $ 687,870
   20,800  General Electric Co.                             735,488
                                                          $1,423,358
           Total Capital Goods                            $2,198,978
           Transportation - 5.8 %
           Air Freight & Couriers - 5.8 %
   15,000  Expeditors International of Washington, Inc.   $ 619,800
    8,000  United Parcel Service                            560,800
                                                          $1,180,600
           Total Transportation                           $1,180,600
           Consumer Durables & Apparel - 6.1 %
           Apparel, Accessories & Luxury Goods - 3.2 %
   13,000  Coach, Inc. *                                  $ 650,650
           Footwear - 2.9 %
    5,500  Nike, Inc.                                     $ 584,430
           Total Consumer Durables & Apparel              $1,235,080
           Consumer Services - 4.4 %
           Leisure Facilities - 4.4 %
   17,000  International Speedway Corp.                   $ 878,900
           Total Consumer Services                        $ 878,900
           Media - 4.9 %
           Advertising - 4.9 %
   13,000  WPP Group Plc (A.D.R.) (b)                     $ 987,870
           Total Media                                    $ 987,870
           Retailing - 2.3 %
           General Merchandise Stores - 2.3 %
    8,000  Target Corp.                                   $ 474,080
           Total Retailing                                $ 474,080
           Food, Beverage & Tobacco - 2.8 %
           Packaged Foods & Meats - 2.8 %
   11,000  William Wrigley Jr. Co.                        $ 560,230
           Total Food, Beverage & Tobacco                 $ 560,230
           Household & Personal Products - 4.0 %
           Household Products - 4.0 %
   12,000  Colgate-Palmolive Co.                          $ 801,480
           Total Household & Personal Products            $ 801,480
           Health Care Equipment & Services - 10.3 %
           Health Care Equipment - 9.0 %
   16,500  Medtronic, Inc.                                $ 809,490
   15,000  Stryker Corp.                                    994,800
                                                          $1,804,290
           Health Care Technology - 1.3 %
    9,000  IMS Health, Inc.                               $ 266,940
           Total Health Care Equipment & Services         $2,071,230
           Pharmaceuticals & Biotechnology - 3.9 %
           Pharmaceuticals - 3.9 %
   13,000  Johnson & Johnson                              $ 783,380
           Total Pharmaceuticals & Biotechnology          $ 783,380
           Banks - 3.0 %
           Regional Banks - 3.0 %
   33,000  UCBH Holdings, Inc. (b)                        $ 614,460
           Total Banks                                    $ 614,460
           Diversified Financials - 9.5 %
           Asset Management & Custody Banks - 9.5 %
   15,000  State Street Corp.                             $ 971,250
   20,000  T. Rowe Price Associates, Inc.                   943,800
                                                          $1,915,050
           Total Diversified Financials                   $1,915,050
           Software & Services - 7.4 %
           Application Software - 3.1 %
   15,000  Adobe Systems, Inc. *                          $ 625,500
           Systems Software - 4.3 %
   31,000  Microsoft Corp.                                $ 863,970
           Total Software & Services                      $1,489,470
           Technology Hardware & Equipment - 10.3 %
           Communications Equipment - 4.5 %
   36,000  Cisco Systems, Inc. *                          $ 919,080
           Computer Hardware - 1.9 %
    4,000  IBM Corp.                                      $ 377,040
           Computer Storage & Peripherals - 2.6 %
   37,500  EMC Corp. *                                    $ 519,375
           Electronic Equipment & Instruments - 1.3 %
   10,000  National Instruments Corp.                     $ 262,300
           Total Technology Hardware & Equipment          $2,077,795
           Semiconductors - 9.8 %
           Semiconductors - 9.8 %
   34,500  Intel Corp.                                    $ 659,985
   15,000  Linear Technology Corp.                          473,850
   24,000  Microchip Technology                             852,720
                                                          $1,986,555
           Total Semiconductors                           $1,986,555
           TOTAL COMMON STOCKS                            $19,876,422
           (Cost  $14,898,728)

           TEMPORARY CASH INVESTMENTS - 5.0 %
           Security Lending Collateral - 5.0 %
1,007,078  Securities Lending Investment Fund, 5.26%      $1,007,078
           TOTAL TEMPORARY CASH INVESTMENTS               $1,007,078
           (Cost  $1,007,078)
           TOTAL INVESTMENT IN SECURITIES - 103.5 %       $20,883,500
           (Cost  $15,905,806) (a)
           OTHER ASSETS AND LIABILITIES - (3.5) %         $(699,419)
           TOTAL NET ASSETS - 100.0 %                     $20,184,081

(A.D.R.)   American Depositary Receipt

      *    Non-income producing security.

     (a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $15,905,806 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$5,323,970

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (346,276)

           Net unrealized gain                            $4,977,694

     (b)   At March 31, 2007, the following securities were out on loan:
 Shares                       Security                      Value
   21,549  UCBH Holdings, Inc.                            $     401,242
   12,870  WPP Group Plc (A.D.R.)                               977,991
           Total                                          $  1,379,234

Pioneer AMT-Free CA Municipal Fund
Schedule of Investments  3/31/2007

Principal Amount ($)                                        Value
          MUNICIPAL BONDS - 97.5 %
          Municipal Airport - 2.5 %
2,500,000 San Francisco California City & County Airports, $2,483,925
          Municipal Development - 3.4 %
3,500,000 Alameda County California Redevelopment Agency, 4$3,412,290
          Municipal Facilities - 5.1 %
2,100,000 Fresno Joint Powers Financing Authority Lease Rev$2,128,350 3,000,000 Los Angeles County California Certificates of Par 3,046,230
                                                           $5,174,580
          Municipal General - 5.2 %
4,000,000 California Statewide Community Authority, 5.25%, $4,200,240 1,000,000 Sacramento City Financing Authority, 5.0%, 12/1/3 1,053,710
                                                           $5,253,950
          Municipal Government - 7.1 %
3,000,000 California State, 4.5%, 8/1/33                   $2,853,690
1,500,000 California State, 4.75%, 4/1/29                   1,512,930
2,750,000 Oakland California, 4.5%, 1/15/36                 2,749,835
                                                           $7,116,455
          Municipal Higher Education - 7.6 %
2,000,000 California State University Fresno Association In$2,239,220 2,000,000 California State University Fresno Association In 2,239,220 3,000,000 University of California Revenues, 5.0%, 5/15/36 3,154,740
                                                           $7,633,180
          Municipal Housing - 4.1 %
4,000,000 California State Department of Veteran Affairs, 4$4,092,200
          Municipal Medical - 14.3 %
4,000,000 California Health Facilities Financing Authority,$4,092,360 4,000,000 Central California Joint Powers Health Financing 4,182,160 3,500,000 Duarte California Certificates of Participation, 3,600,065 2,500,000 San Bernardino County California Certificates of 2,502,525
                                                           $14,377,11
          Municipal Power - 5.3 %
2,990,000 California State Department of Water Resources Po$3,245,167 2,000,000 Southern California Public Power Project, 5.0%, 7 2,082,600
                                                           $5,327,767
          Municipal School District - 11.1 %
2,500,000 Los Angeles California Unified School District, 4$2,429,275 1,885,000 Oakland California Unified School District, 4.375 1,839,364 1,600,000 Oxnard California School District, 4.375% 8/1/33 1,559,584
2,180,000 Pomona Unified School District, 6.55%, 8/1/29     2,861,751
2,500,000 Sacramento City Unified School District, 4.75%, 7 2,538,275
                                                           $11,228,24
          Municipal Tobacco - 8.3 %
2,500,000 Golden State Tobacco Securitization, 6.75%, 6/1/3$2,912,800
1,500,000 Golden State Tobacco Securitization, 7.9%, 6/1/42 1,839,915
2,095,000 Redding California Redevelopment, 4.5%, 9/1/26    2,096,236
1,500,000 Redding California Redevelopment, 5.0%, 9/1/36    1,546,815
                                                           $8,395,766
          Municipal Transportation - 9.0 %
4,000,000 Alameda Corridor Transportation Authority, 4.75%,$4,072,960 5,000,000 San Joaquin Hills Transportation Corridor Agency, 4,998,900
                                                           $9,071,860
          Municipal Utilities - 7.3 %
2,000,000 Los Angeles California Waste & Water System Reven$2,090,560 3,000,000 Modesto California Waste & Water System Revenue, 2,849,670 2,315,000 Orange County Sanitation District Certificates of 2,411,744
                                                           $7,351,974
          Municipal Water - 7.2 %
4,120,000 Capistrano Beach California Water District, 4.75%$4,175,084 1,200,000 Los Angeles Department of Water & Power Waterwork 1,162,464
2,000,000 Madera California Public, 4.375%, 3/1/31          1,960,660
                                                           $7,298,208
          TOTAL MUNICIPAL BONDS                          $98,217,514
          (Cost  $91,481,491)
Shares
          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 4.9 %
4,985,034 Blackrock Provident Instituitional Fund          $4,985,034
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND        $4,985,034
          (Cost  $4,985,034)
          TOTAL INVESTMENT IN SECURITIES - 102.4 %      $103,202,548
          (Cost  $96,466,525) (a)
          OTHER ASSETS AND LIABILITIES - (2.4) %        $(2,416,953)
          TOTAL NET ASSETS - 100.0 %                    $100,785,595

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $95,637,528 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost  $8,100,099

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value   (535,079)

          Net unrealized gain                              $7,565,020


          Pioneer AMT-Free Municipal Fund (RIC-US)
          Schedule of Investments  3/31/2007

Principal                                                    Value
Amount ($)
          MUNICIPAL BONDS - 99.8 %
          Alabama - 0.9 %
5,000,000 Alabama Drinking Water Finance Authority, 4.0%, 8/$4,652,350
                                                            $4,652,350
          Arizona - 1.2 %
7,155,000 Maricopa County Arizona High School District, 3.5%$6,344,124
                                                            $6,344,124
          California - 23.6 %
8,000,000 California Infrastructure & Economic Development, $8,975,200 9,325,000 California State Department of Veteran Affairs, 4. 9,539,941
12,000,000California State, 4.5%, 8/1/33                     11,414,760
7,000,000 California State, 5.0%, 2/1/32                     7,264,950
6,000,000 California Statewide Community Authority, 5.25%, 3 6,300,360 10,020,000Golden State Tobacco Security Corp. California, 5. 10,989,936 3,000,000 Los Angeles County Sanitation District Financing A 2,985,660
1,680,000 Madera California Public, 4.375%, 3/1/31           1,646,954
3,550,000 Northern California Power Agency, 5.0%, 7/1/09     3,625,438
11,995,000Pittsburg California Redevelopment Agency, 5.8%, 8 13,634,357
7,010,000 San Joaquin County California, 4.75%, 11/15/19     7,013,295
25,000,000San Joaquin Hills Transportation Corridor Agency, 24,994,500 10,865,000San Jose California Redevelopment Agency Tax, 4.9% 11,195,839
                                                            $119,581,190
          Colorado - 3.0 %
6,555,000 Colorado Springs Colorado Hospital Revenue, 6.375%$7,100,245 8,220,000 Colorado Water & Power Development Authority, 4.37 8,017,377
                                                            $15,117,622
          Florida - 7.8 %
1,000,000 Brevard County Florida Health, 5.0%, 4/1/34       $1,032,940
1,000,000 Broward County Florida Education, 5.0%, 4/1/36     1,042,690
8,000,000 Escambia County Florida Health Facilities, 5.25%, 8,405,440 1,000,000 Flagler County Florida Capital Improvement Revenue 1,051,010 2,000,000 Florida State Board of Education, Public Education 2,005,860 1,000,000 Florida State Department Children and Families CTF 1,049,410
2,000,000 Florida State Division of Finance, 5.0%, 7/1/12    2,026,200
2,750,000 Florida State Mid-Bay Bridge Authority Revenue, 6. 2,861,238
1,000,000 Hillsborough County Florida, 5.25%, 10/1/24        1,043,020
1,500,000 Key West Florida Utility Board Electric, 6.0%, 10/ 1,694,085 1,000,000 Lee County Transportation Facilities Revenue, 5.0% 1,045,210 1,060,000 Miami-Dade County Florida Facilities, 5.75%, 4/1/1 1,130,087 1,675,000 Okeechobee Florida Utility Authority, 5.25%, 10/1/ 1,752,201
1,025,000 Orange County Health Facilities, 5.0%, 1/1/16      1,101,875
1,000,000 Polk County Florida Public Facilities Revenue, 5.0 1,053,110 1,000,000 Referendum-Department of Transportation - Right of 1,063,900
7,500,000 Tallahassee Florida Health, 6.375%, 12/1/30        8,001,525
1,000,000 Tampa-Hillsborough County Florida, 5.0%, 7/1/10    1,013,180
1,000,000 Village Center Community Development Florida, 5.0% 1,045,000
                                                            $39,417,981
          Illinois - 7.5 %
9,000,000 Chicago Illinois, 5.5%, 1/1/35                    $9,445,500
10,000,000Illinois Educational Facilities Authority, 6.25%,  11,259,900
10,000,000Metropolitan Pier & Expo, 5.25%, 6/15/42           10,672,900
5,000,000 Metropolitan Pier & Expo, 7.0%, 7/1/26             6,590,400
                                                            $37,968,700
          Indiana - 5.3 %
5,000,000 Indiana Health & Education Facility Authority, 4.7$5,007,300 19,000,000Indianapolis State Development Finance Authority, 19,608,380 2,500,000 St. Joseph County Indiana Authority, 4.5%, 8/15/18 2,518,925
                                                            $27,134,605
          Kentucky - 0.4 %
1,565,000 Kentucky Economic Development Finance, 6.625%, 10/$1,726,774
435,000   Kentucky Economic Development Finance, 6.625%, 10/ 478,161
                                                            $2,204,935
          Lousiana - 1.0 %
5,000,000 Louisiana State Gas & Fuels Tax,  4.5%, 5/1/41    $4,888,900
                                                            $4,888,900
          Massachusetts - 4.9 %
20,000,000Massachusetts State Housing Finance Agency, 5.4%, $20,548,000 5,000,000 Massachusetts State Water Authority, 4.0%, 8/1/46 4,406,450
                                                            $24,954,450
          Maryland - 1.1 %
3,400,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24  $3,764,684
1,865,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24   2,061,254
                                                            $5,825,938
          Michigan - 1.4 %
2,000,000 Allen Park Michigan Public School District, 4.25%,$1,920,660 5,000,000 Michigan State Hospital Finance Authority, 5.5%, 1 5,282,850
                                                            $7,203,510
          Minnesota - 1.1 %
5,000,000 Minnesota Health Care Revenue, 5.75%, 11/15/32    $5,371,450
                                                            $5,371,450
          Mississippi - 1.1 %
5,500,000 Harrison County Mississippi Wastewater, 4.75%, 2/1$5,603,840
                                                            $5,603,840
          Montana - 0.6 %
2,785,000 Forsyth Montana Pollution Control Revenue, 5.0%, 3$2,910,687
                                                            $2,910,687
          North Carolina - 2.7 %
12,000,000North Carolina Eastern Municipal Power, 6.0%, 1/1/$13,910,280
                                                            $13,910,280
          North Dakota - 0.6 %
3,000,000 Grand Forks North Dakota Health Care Systems, 7.12$3,295,350
                                                            $3,295,350
          New York - 6.0 %
3,820,000 Metropolitan Transportation Authority New York, 4.$4,094,467 8,000,000 New York City Municipal Finance Water & Sewer Syst 7,610,160 5,500,000 New York State Dormitory Authority Revenue, 5.25%, 5,915,030 1,425,000 New York State Dormitory Authority Revenue, 7.5%, 1,557,924 1,950,000 New York State Dormitory Authority Revenue, 7.5%, 2,131,175 5,250,000 New York State Dormitory Authority Revenue, 7.5%, 6,269,025 1,000,000 New York State Urban Development Corp., 5.125%, 7/ 1,061,750 1,500,000 Port Authority of New York & New Jersey, Ninety Th 1,803,330
                                                            $30,442,861
          Ohio - 0.8 %
4,000,000 Cleveland-Cuyahoga County Ohio Port Authority Reve$3,935,720
                                                            $3,935,720
          Oklahoma - 1.3 %
5,590,000 McGee Creek Authority Water Revenue, 6.0%, 1/1/23 $6,531,021
                                                            $6,531,021
          Pennsylvania - 4.8 %
10,000,000Lehigh County Pennsylvania Industrial Development $10,237,000 5,000,000 Pennsylvania State Higher Education, 6.0%, 1/15/31 5,404,100
6,000,000 Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37   5,825,760
3,000,000 Southeastern Pennsylvania Transportation Authority 3,034,950
                                                            $24,501,810
          South Carolina - 7.4 %
1,000,000 Dorchester South Carolina County School District, $1,056,760 7,000,000 Greenville South Carolina County School District, 7,672,980
15,000,000Piedmont Municipal Power Agency, 5.25%, 1/1/21     15,315,000
5,000,000 Scago Educational Facilities Corp. For School Proj 4,849,150 7,500,000 South Carolina Jobs Economic Development Authority 8,563,200
                                                            $37,457,090
          Texas - 5.8 %
2,245,000 Austin Texas Utilities System Revenue, 12.5%, 11/1$2,365,018 7,755,000 Austin Texas Utilities System Revenue, 12.5%, 11/1 8,167,488 4,475,000 Crowley Texas Independent School District, 3.5%, 8 3,686,550 7,500,000 Houston Texas Indpendent School District, 4.25%, 2 7,272,150 3,000,000 Houston Texas Indpendent School District, 4.75%, 2 3,060,270 5,000,000 San Antonio Texas Electricity & Gas, Series A, 4.5 5,019,850
                                                            $29,571,326
          Virginia - 1.6 %
2,500,000 Loudoun County Virginia Sanitation Authority, 4.75$2,539,325 3,085,000 Virginia State Public School Revenue, 4.75%, 8/1/2 3,187,083 2,235,000 Virginia State Public School Revenue, 4.75%, 8/1/2 2,304,687
                                                            $8,031,095
          Washington - 4.6 %
700,000   CDP-King County III Washington Lease Revenue, 5.25$708,736
5,755,000 Centralia Washington Electric Revenue, 4.25%, 12/1 5,546,381 3,016,000 Seattle Washington Housing Authority, 6.6%, 8/20/3 3,173,586 6,290,000 Vancouver Washington Housing Authority, 5.65%, 3/1 6,309,876
7,750,000 Washington State, 4.5%, 7/1/23                     7,762,633
                                                            $23,501,212
          West Virginia - 3.3 %
12,055,000West Virginia State Hospital Finance Authority, 6.$13,331,622 2,945,000 West Virginia State Hospital Finance Authority, 6. 3,213,201
                                                            $16,544,823
          TOTAL MUNICIPAL BONDS                             $506,902,870
          (Cost  $464,182,431)

          MUTUAL FUND - 1.5 %
7,552,496 Blackrock Liquidity Funds MuniFund Portfolio      $7,552,496
          TOTAL MUTUAL FUND                                 $7,552,496
          (Cost  $7,552,496)
          TOTAL INVESTMENT IN SECURITIES - 101.3 %          $514,455,366
          (Cost  $471,734,927) (a)
          OTHER ASSETS AND LIABILITIES - (1.3) %            $(6,825,431)
          TOTAL NET ASSETS - 100.0 %                        $507,629,935

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $468,010,219 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost   $50,638,811

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value    (4,193,664)

          Net unrealized gain                               $46,445,147


           Pioneer Growth Opportunities Fund
           Schedule of Investments  3/31/2007

Shares                                                       Value

           COMMON STOCKS - 96.4 %
           Energy - 4.1 %
           Oil & Gas Drilling - 1.9 %
253,500    Grey Wolf, Inc. *                              $1,698,450
339,900    Parker Drilling Co. *                           3,191,661
159,700    Pride International, Inc. *                     4,806,970
                                                          $9,697,081
           Oil & Gas Equipment & Services - 1.3 %
93,800     Dresser-Rand Group, Inc. *                     $2,857,148
139,100    Hornbeck Offshore Services *                    3,985,215
                                                          $6,842,363
           Oil & Gas Exploration & Production - 0.5 %
64,700     Newfield Exploration Co. *                     $2,698,637
           Oil & Gas Storage & Transporation - 0.4 %
32,400     Energy Transfer Partners LP (b)                $1,887,624
           Total Energy                                   $21,125,705
           Materials - 3.8 %
           Construction Materials - 1.2 %
142,400    Headwaters, Inc. * (b)                         $3,111,440
23,000     Martin Marietta Materials, Inc.                 3,109,600
                                                          $6,221,040
           Diversified Chemical - 0.6 %
152,900    Hercules, Inc. *                               $2,987,666
           Industrial Gases - 0.6 %
76,000     Airgas, Inc.                                   $3,203,400
           Precious Metals & Minerals - 0.7 %
411,600    Helca Mining Co. Corp. *                       $3,729,096
           Steel - 0.7 %
56,300     Cleveland-Cliffs, Inc. (b)                     $3,603,763
           Total Materials                                $19,744,965
           Capital Goods - 12.8 %
           Aerospace & Defense - 3.6 %
43,500     Ceradyne, Inc. * (b)                           $2,381,190
77,300     DRS Technologies, Inc.                          4,032,741
123,100    Moog, Inc. *                                    5,127,115
216,800    Orbital Sciences Corp. *                        4,062,832
79,500     Teledyne Technologies, Inc. *                   2,976,480
                                                          $18,580,358
           Building Products - 0.7 %
75,400     NCI Building Systems, Inc. * (b)               $3,599,596
           Construction & Farm Machinery & Heavy Trucks - 2.7 %
90,100     Terex Corp. *                                  $6,465,576
78,200     Trinity Industries, Inc. (b)                    3,278,144
123,500    Wabtec Corp.                                    4,259,515
                                                          $14,003,235
           Electrical Component & Equipment - 2.0 %
57,700     Regal-Beloit Corp.                             $2,676,126
111,000    The Lamson & Sessions Co. * (b)                 3,084,690
93,000     Thomas & Betts Corp. *                          4,540,260
                                                          $10,301,076
           Industrial Conglomerates - 1.6 %
252,400    Cardiome Pharma Corp. *                        $2,561,860
261,400    Tredegar Corp.                                  5,957,306
                                                          $8,519,166
           Industrial Machinery - 2.2 %
108,800    Crane Co.                                      $4,397,696
73,800     Gardner Denver, Inc. *                          2,571,930
88,800     Idex Corp.                                      4,518,144
                                                          $11,487,770
           Total Capital Goods                            $66,491,201
           Commercial Services & Supplies - 2.8 %
           Commercial Printing - 0.6 %
120,300    Cenevo, Inc. *                                 $2,923,290
           Diversified Commercial Services - 0.6 %
86,100     School Specialty, Inc. * (b)                   $3,109,071
           Human Resource & Employment Services - 1.6 %
44,700     Administaff, Inc.                              $1,573,440
181,800    Labor Ready, Inc. *                             3,452,382
43,500     Manpower, Inc.                                  3,208,995
                                                          $8,234,817
           Total Commercial Services & Supplies           $14,267,178
           Transportation - 1.9 %
           Airlines - 1.9 %
123,200    Alaska Air Group, Inc. *                       $4,693,920
138,200    Continental Airlines (Class B) * (b)            5,029,098
                                                          $9,723,018
           Total Transportation                           $9,723,018
           Consumer Durables & Apparel - 6.3 %
           Apparel, Accessories & Luxury Goods - 2.2 %
121,800    Carter's, Inc. *                               $3,086,412
114,800    Phillips-Van Heusen                             6,750,240
60,000     The Warnaco Group, Inc. *                       1,704,000
                                                          $11,540,652
           Footwear - 2.4 %
58,000     K-Swiss, Inc.                                  $1,567,160
166,200    Skechers U.S.A. *                               5,579,334
189,300    Wolverine World Wide, Inc.                      5,408,301
                                                          $12,554,795
           Household Appliances - 0.5 %
53,500     Snap-On, Inc. *                                $2,573,350
           Housewares & Specialties - 0.7 %
91,100     Jarden Corp. * (b)                             $3,489,130
           Leisure Products - 0.5 %
130,900    Oakley, Inc. *                                 $2,636,326
           Total Consumer Durables & Apparel              $32,794,253
           Consumer Services - 3.3 %
           Casinos & Gaming - 2.0 %
167,800    Monarch Casino & Resort, Inc. *                $4,362,800
190,300    Scientific Games Corp. *                        6,247,549
                                                          $10,610,349
           Education Services - 0.6 %
100,100    DeVry, Inc.                                    $2,937,935
           Hotels, Resorts & Cruise Lines - 0.7 %
105,900    Ambassadors Group, Inc.                        $3,520,116
           Total Consumer Services                        $17,068,400
           Media - 2.0 %
           Movies & Entertainment - 0.8 %
153,500    Marvel Entertainment, Inc. * (b)               $4,259,625
           Publishing - 1.2 %
110,300    Interactive Data Corp.                         $2,729,925
66,600     Morningstar, Inc. *                             3,439,224
                                                          $6,169,149
           Total Media                                    $10,428,774
           Retailing - 4.5 %
           Apparel Retail - 4.1 %
241,000    Bebe Stores, Inc.                              $4,188,580
88,800     Charlotte Russe, Inc. *                         2,563,656
352,200    New York & Co., Inc. *                          5,561,238
284,475    Stage Stores, Inc.                              6,631,112
107,300    The Dress Barn, Inc. * (b)                      2,232,913
                                                          $21,177,499
           Internet Retail - 0.4 %
39,200     Priceline.com, Inc. *                          $2,087,792
           Total Retailing                                $23,265,291
           Food & Drug Retailing - 0.5 %
           Food Retail - 0.5 %
131,200    Alimentation Couche-Tard, Inc.                 $2,748,746
           Total Food & Drug Retailing                    $2,748,746
           Food, Beverage & Tobacco - 1.0 %
           Soft Drinks - 1.0 %
136,500    Hansen Natural Corp. * (b)                     $5,170,620
           Total Food, Beverage & Tobacco                 $5,170,620
           Household & Personal Products - 0.9 %
           Personal Products - 0.9 %
340,800    Playtex Products, Inc. *                       $4,624,656
           Total Household & Personal Products            $4,624,656
           Health Care Equipment & Services - 11.8 %
           Health Care Distributors - 0.5 %
118,400    PSS World Medical, Inc. *                      $2,502,976
           Health Care Equipment - 5.1 %
66,600     Biosite, Inc. *                                $5,592,402
87,500     Conceptus, Inc. *                               1,750,000
96,400     Edwards Lifesciences Group *                    4,887,480
122,000    Hologic, Inc. *                                 7,032,082
195,000    Thoratec Corp. *                                4,075,500
96,277     Viasys Healthcare, Inc. *                       3,272,455
                                                          $26,609,919
           Health Care Facilities - 1.8 %
97,200     Psychiatric Solution, Inc. *                   $3,918,132
147,100    VCA Antech, Inc. *                              5,341,201
                                                          $9,259,333
           Health Care Services - 1.9 %
219,700    AMN Healthcare Services *                      $4,969,614
124,000    Inventive Health, Inc. *                        4,747,960
                                                          $9,717,574
           Health Care Supplies - 0.7 %
78,600     West Pharmaceuticals Services, Inc. *          $3,649,398
           Health Care Technology - 0.8 %
161,100    Allscripts, Inc. * (b)                         $4,319,091
           Managed Health Care - 1.0 %
60,800     WellCare Health Plans, Inc. * (b)              $5,183,200
           Total Health Care Equipment & Services         $61,241,491
           Pharmaceuticals & Biotechnology - 7.7 %
           Biotechnology - 5.0 %
261,600    Array Biopharma, Inc. *                        $3,322,320
281,200    BioMarin Pharmaceutical, Inc. *                 4,853,512
288,400    Cubist Pharmaceuticals, Inc. *                  6,364,988
224,600    Keryx Biopharmaceuticals *                      2,362,792
95,700     Onyx Pharmaceuticals, Inc. * (b)                2,377,188
136,900    Regeneron Pharmaceuticals, Inc. *               2,959,778
140,219    Vertex Pharmaceuticals, Inc. *                  3,931,741
                                                          $26,172,319
           Life Sciences Tools & Services - 1.2 %
102,500    Advanced Magnetics, Inc. * (b)                 $6,177,675
           Pharmaceuticals - 1.5 %
121,300    Sciele Pharma, Inc. *                          $2,872,384
342,400    ViroPharma, Inc. * (b)                          4,913,440
                                                          $7,785,824
           Total Pharmaceuticals & Biotechnology          $40,135,818
           Banks - 1.8 %
           Regional Banks - 1.2 %
54,700     East West Bancorp, Inc.                        $2,011,319
170,913    Southwest Bancorp, Inc.                         4,390,755
                                                          $6,402,074
           Thrifts & Mortgage Finance - 0.6 %
176,900    Franklin Bank Corp. *                          $3,161,203
           Total Banks                                    $9,563,277
           Diversified Financials - 3.2 %
           Asset Management & Custody Banks - 1.2 %
72,000     Federated Investors, Inc.                      $2,643,840
156,600    Waddell & Reed Financial, Inc.                  3,651,912
                                                          $6,295,752
           Consumer Finance - 1.0 %
70,100     Compucredit Corp. * (b)                        $2,188,522
73,700     World Acceptance Corp. *                        2,944,315
                                                          $5,132,837
           Investment Banking & Brokerage - 1.0 %
48,300     A.G. Edwards, Inc.                             $3,341,394
130,300    TradeStation Group, Inc. *                      1,640,477
                                                          $4,981,871
           Total Diversified Financials                   $16,410,460
           Insurance - 1.5 %
           Property & Casualty Insurance - 0.5 %
96,000     Assured Guaranty, Ltd.                         $2,622,720
           Reinsurance - 1.0 %
88,100     IPC Holdings, Ltd.                             $2,541,685
81,500     Platinum Underwriter Holdings, Ltd.             2,614,520
                                                          $5,156,205
           Total Insurance                                $7,778,925
           Real Estate - 0.7 %
           Mortgage Real Estate Investment Trusts - 0.7 %
120,100    Annaly Capital Management, Inc.                $1,859,148
99,900     Deerfield Triarc Capital Corp.                  1,497,501
                                                          $3,356,649
           Total Real Estate                              $3,356,649
           Software & Services - 14.5 %
           Application Software - 5.1 %
71,700     Ansys, Inc. *                                  $3,640,209
252,090    Bottomline Technologies, Inc. *                 2,747,781
147,100    Jack Henry  & Associates, Inc.                  3,537,755
40,300     MicroStrategy, Inc. *                           5,093,517
297,400    Quest Software, Inc. *                          4,838,698
361,400    Sonic Solutions * (b)                           5,095,740
192,900    TIBCO Software, Inc. *                          1,643,508
                                                          $26,597,208
           Data Processing & Outsourced Services - 0.9 %
169,300    eFunds Corp. *                                 $4,513,538
           Internet Software & Services - 5.5 %
89,300     Digital River, Inc. *                          $4,933,825
79,900     Infospace, Inc. *                               2,051,033
207,500    J2 Global Communications, Inc. * (b)            5,751,900
377,000    RealNetworks, Inc. *                            2,959,450
465,400    Sonicwall, Inc. *                               3,890,744
157,800    WebEx Communications, Inc. *                    8,972,508
                                                          $28,559,460
           IT Consulting & Other Services - 1.1 %
156,800    Acxiom Corp.                                   $3,353,952
82,500     Forrester Research, Inc. *                      2,339,700
                                                          $5,693,652
           Systems Software - 1.9 %
114,500    Macrovision Corp. *                            $2,868,225
58,256     Micros Systems, Inc. *                          3,145,241
121,300    Progress Software Corp. *                       3,784,560
                                                          $9,798,026
           Total Software & Services                      $75,161,884
           Technology Hardware & Equipment - 6.0 %
           Communications Equipment - 2.7 %
100,600    CommScope, Inc. *                              $4,315,740
50,000     Comtech Telecommunications *                    1,936,500
118,700    NETGEAR, Inc. *                                 3,386,511
346,500    Packeteer, Inc. *                               4,303,530
                                                          $13,942,281
           Computer Hardware - 1.5 %
146,800    Avid Technology, Inc. * (b)                    $5,120,384
52,600     Diebold, Inc.                                   2,509,546
                                                          $7,629,930
           Electronic Manufacturing Services - 0.4 %
203,100    TTM Technologies, Inc. *                       $1,937,574
           Technology Distributors - 1.4 %
206,200    Avnet, Inc. *                                  $7,452,068
           Total Technology Hardware & Equipment          $30,961,853
           Semiconductors - 4.7 %
           Semiconductor Equipment - 2.5 %
224,400    Advanced Energy Industries, Inc. *             $4,721,376
180,100    MKS Instruments, Inc. *                         4,596,152
226,400    Photronics, Inc. *                              3,520,520
                                                          $12,838,048
           Semiconductors - 2.2 %
184,800    AMIS Holdings, Inc. *                          $2,023,560
353,000    Amkor Technology, Inc. * (b)                    4,405,440
397,200    SGC Holding Corp. * (b)                         3,543,024
169,900    Silicon Image, Inc. *                           1,386,384
                                                          $11,358,408
           Total Semiconductors                           $24,196,456
           Telecommunication Services - 0.6 %
           Integrated Telecommunication Services - 0.6 %
208,900    Alaska Communications Systems Group, Inc.      $3,081,275
           Total Telecommunication Services               $3,081,275
           TOTAL COMMON STOCKS                            $499,340,895
           (Cost  $414,294,421)

           RIGHTS/WARRANTS - 0.0 %
           Health Care Equipment & Services - 0.0 %
           Health Care Facilities - -0.1 %
260,000    Lifepoint Warrants, Exp. 4/1/07 *              $        0
156,000    Lifepoint Warrants, Exp. 7/21/07 *                      0
           Total Health Care Equipment & Services         $        0
           Pharmaceuticals & Biotechnology - 0.0 %
           Biotechnology - 0.1 %
450,000    Photomedex Warrants, Exp. 6/13/07 *            $        0
           Total Pharmaceuticals & Biotechnology          $        0
           TOTAL RIGHTS/WARRANTS                          $        0
           (Cost  $0)

           EXCHANGE TRADED FUNDS - 2.7 %
52,000     DJ Wilshire Real Estate Investment Trust ETF   $4,703,400
54,700     iShare Dow Jones U.S. Real Estate Index Fund (b 4,663,175
45,200     iShares Cohen & Steers Realty Majors Index Fund 4,626,672
                                                          $13,993,247
           TOTAL EXCHANGE TRADED FUNDS                    $13,993,247
           (Cost  $14,845,504)
Principal
Amount ($) TEMPORARY CASH INVESTMENTS - 14.8 %
           Repurchase Agreement - 0.8 %
4,200,000  UBS Warburg, Inc., 5.18%, dated 3/31/07, repurchase price of $4,200,000 plus accrued interest on 4/2/07 collateralized by $4,389,000 U.S. Treasury Bill,
           4.8%, 9/20/07                                  $4,200,000
Shares
           Security Lending Collateral - 14.0 %
72,417,341 Securities Lending Investment Fund, 5.26%      $72,417,341
           TOTAL TEMPORARY CASH INVESTMENTS               $76,617,341
           (Cost  $76,617,341)
           TOTAL INVESTMENT IN SECURITIES - 113.9 %       $589,951,483
           (Cost  $505,757,266) (a)
           OTHER ASSETS AND LIABILITIES - (13.9) %        $(72,001,616)
           TOTAL NET ASSETS - 100.0 %                     $517,949,867

*          Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $506,551,749 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $95,620,883

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value       (12,221,149)

           Net unrealized gain                            $83,399,734

(b)        At March 31, 2007, the following securities were out on loan:

Shares                        Security                       Value
13,118     Advanced Magnetics, Inc. *                     $  790,622
159,439    Allscripts, Inc. *                              4,274,560
150,201    Amkor Technology, Inc. *                        1,874,508
145,332    Avid Technology, Inc. *                         5,069,180
5,900      Ceradyne, Inc. *                                  322,966
55,686     Cleveland-Cliffs, Inc.                          3,564,461
69,399     Compucredit Corp. *                             2,166,637
47,423     Continental Airlines (Class B) *                1,725,723
32,076     Energy Transfer Partners LP                     1,868,748
50,837     Hansen Natural Corp. *                          1,925,706
140,958    Headwaters, Inc. *                              3,079,932
54,063     iShare Dow Jones U.S. Real Estate Index Fund    4,608,871
44,549     iShares Cohen & Steers Realty Majors Index Fund 4,560,036
185,880    J2 Global Communications, Inc. *                5,152,594
79,911     Jarden Corp. *                                  3,060,591
151,947    Marvel Entertainment, Inc. *                    4,216,529
25,760     NCI Building Systems, Inc. *                    1,229,782
12,380     Onyx Pharmaceuticals, Inc. *                      307,519
66,000     School Specialty, Inc. *                        2,383,260
393,228    SGC Holding Corp. *                             3,507,594
217,460    Sonic Solutions *                               3,066,186
97,519     The Dress Barn, Inc. *                          2,029,370
109,808    The Lamson & Sessions Co. *                     3,051,564
76,578     Trinity Industries, Inc.                        3,210,150
188,977    ViroPharma, Inc. *                              2,711,820
25,460     WellCare Health Plans, Inc. *                   2,170,465
           Total                                          $71,929,374

         Pioneer Growth Leaders Fund
         SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)

Shares                                                   Value

         COMMON STOCKS - 99.4 %
         Energy - 2.9 %
         Integrated Oil & Gas - 2.9 %
15,400   Chevron Corp.                                $1,138,984
         Total Energy                                 $1,138,984
         Capital Goods - 8.5 %
         Aerospace & Defense - 1.2 %
7,000    United Technologies Corp.                    $  455,000
         Industrial Conglomerates - 7.3 %
13,200   3M Co.                                       $1,008,876
52,000   General Electric Co.                          1,838,720
                                                      $2,847,596
         Total Capital Goods                          $3,302,596
         Transportation - 10.0 %
         Air Freight & Couriers - 6.0 %
34,000   Expeditors International of Washington, Inc. $1,404,880
13,500   United Parcel Service                           946,350
                                                      $2,351,230
         Railroads - 4.0 %
35,000   Canadian National Railway Co.                $1,544,900
         Total Transportation                         $3,896,130
         Consumer Durables & Apparel - 1.4 %
         Apparel, Accessories & Luxury Goods - 1.4 %
11,000   Coach, Inc. *                                $  550,550
         Total Consumer Durables & Apparel            $  550,550
         Consumer Services - 2.7 %
         Leisure Facilities - 2.7 %
20,000   International Speedway Corp.                 $1,034,000
         Total Consumer Services                      $1,034,000
         Media - 4.2 %
         Advertising - 4.2 %
16,000   Omnicom Group                                $1,638,080
         Total Media                                  $1,638,080
         Retailing - 5.7 %
         Automotive Retail - 1.0 %
12,000   O'Reilly Automotive, Inc. * (b)              $  397,200
         General Merchandise Stores - 4.7 %
31,000   Target Corp.                                 $1,837,060
         Total Retailing                              $2,234,260
         Food & Drug Retailing - 5.4 %
         Drug Retail - 4.3 %
37,000   Walgreen Co.                                 $1,697,930
         Food Distributors - 1.1 %
12,500   Sysco Corp.                                  $  422,875
         Total Food & Drug Retailing                  $2,120,805
         Food Beverage & Tobacco - 1.6 %
         Soft Drinks - 1.6 %
10,000   PepsiCo, Inc.                                $  635,600
         Total Food Beverage & Tobacco                $  635,600
         Household & Personal Products - 3.6 %
         Household Products - 3.6 %
22,000   Clorox Co.                                   $1,401,180
         Total Household & Personal Products          $1,401,180
         Health Care Equipment & Services - 6.4 %
         Health Care Equipment - 4.6 %
36,000   Medtronic, Inc.                              $1,766,160
         Health Care Services - 1.8 %
9,828    Medco Health Solutions, Inc. *               $  712,825
         Total Health Care Equipment & Services       $2,478,985
         Pharmaceuticals & Biotechnology - 9.0 %
         Life Sciences Tools & Services - 4.8 %
33,000   Techne Corp. *                               $1,884,300
         Pharmaceuticals - 4.2 %
27,000   Johnson & Johnson                            $1,627,020
         Total Pharmaceuticals & Biotechnology        $3,511,320
         Diversified Financials - 12.9 %
         Asset Management & Custody Banks - 12.0 %
16,500   Northern Trust Corp.                         $  992,310
28,500   State Street Corp.                            1,845,375
39,000   T. Rowe Price Associates, Inc.                1,840,410
                                                      $4,678,095
         Consumer Finance - 0.9 %
5,900    American Express Co.                         $  332,760
         Total Diversified Financials                 $5,010,855
         Software & Services - 12.7 %
         Application Software - 1.9 %
18,000   Adobe Systems, Inc. *                        $  750,600
         Data Processing & Outsourced Services - 5.9 %
49,000   CA Western Union Co. *                       $1,075,550
46,000   First Data Corp.                              1,237,400
                                                      $2,312,950
         Systems Software - 4.9 %
68,000   Microsoft Corp.                              $1,895,160
         Total Software & Services                    $4,958,710
         Technology Hardware & Equipment - 2.3 %
         Communications Equipment - 2.3 %
35,000   Cisco Systems, Inc. *                        $  893,550
         Total Technology Hardware & Equipment        $  893,550
         Semiconductors - 10.2 %
         Semiconductors - 10.2 %
87,500   Intel Corp.                                  $1,673,875
58,000   Linear Technology Corp.                       1,832,220
13,000   Microchip Technology                            461,890
                                                      $3,967,985
         Total Semiconductors                         $3,967,985
         TOTAL COMMON STOCKS
         (Cost  $19,165,592)                          $38,773,590
         TEMPORARY CASH INVESTMENT - 1.0%
         Security Lending Collateral - 1.0 %
  389,532Securities Lending Investment Fund, 5.26%    $  389,532
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $389,532)                             $  389,532
         TOTAL INVESTMENT IN SECURITIES 100.4%
         (Cost  $19,555,124) (a)                      $39,163,122
         OTHER ASSETS AND LIABILITIES (0.4)%          $(174,311)
         TOTAL NET ASSETS - 100.0%                    $38,988,811


*        Non-income producing security.

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $19,555,124 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax$  19,774,155

         Aggregate gross unrealized loss for all investments
         in which there is an excess of value over tax      (166,157)
         Net unrealized gain                          $  19,607,998

(b)      At March 31, 2007, the following security was out on loan:
Shares                     Security                      Value
11,440   O'Reilly Automotive, Inc. *                  $       378,664
         Total                                        $       378,664


        Pioneer Small & Mid Cap Growth Fund
        SCHEDULE OF INVESTMENTS  3/31/07 (unaudited)

Shares                                                   Value
        COMMON STOCKS - 98.6 %
        Energy - 6.2 %
        Oil & Gas Equipment & Services - 4.1 %
11,900  Cameron International Corp. *                  $ 747,201
12,100  FMC Technologies, Inc. *                         844,096
32,000  TETRA Technologies, Inc. * (b)                   790,720
                                                       $2,382,017
        Oil & Gas Exploration & Production - 2.1 %
21,000  Chesapeake Energy Corp. (b)                    $ 648,480
13,400  Pioneer Natural Resources Co.                    577,674
                                                       $1,226,154
        Total Energy                                   $3,608,171
        Materials - 3.2 %
        Specialty Chemicals - 3.2 %
44,000  Sigma-Aldrich Corp.                            $1,826,880
        Total Materials                                $1,826,880
        Capital Goods - 4.4 %
        Industrial Machinery - 4.4 %
43,000  Gardner Denver, Inc. *                         $1,498,550
17,000  ITT Corp.                                       1,025,440
                                                       $2,523,990
        Total Capital Goods                            $2,523,990
        Commercial Services & Supplies - 4.8 %
        Diversified Commercial Services - 4.8 %
35,000  ChoicePoint, Inc. *                            $1,310,050
40,000  Cintas Corp. (b)                                1,444,000
                                                       $2,754,050
        Total Commercial Services & Supplies           $2,754,050
        Transportation - 3.1 %
        Air Freight & Couriers - 3.1 %
44,000  Expeditors International of Washington, Inc.   $1,818,080
        Total Transportation                           $1,818,080
        Consumer Durables & Apparel - 1.6 %
        Apparel, Accessories & Luxury Goods - 1.6 %
19,000  Coach, Inc. *                                  $ 950,950
        Total Consumer Durables & Apparel              $ 950,950
        Consumer Services - 6.0 %
        Education Services - 2.2 %
42,000  DeVry, Inc.                                    $1,232,700
        Leisure Facilities - 2.4 %
27,000  International Speedway Corp.                   $1,395,900
        Restaurants - 1.4 %
25,025  Brinker International, Inc.                    $ 818,318
        Total Consumer Services                        $3,446,918
        Media - 8.0 %
        Advertising - 8.0 %
78,050  Harte -Hanks, Inc.                             $2,153,400
32,500  WPP Group Plc (b)                               2,469,675
                                                       $4,623,075
        Total Media                                    $4,623,075
        Retailing - 3.7 %
        Automotive Retail - 3.7 %
64,000  O'Reilly Automotive, Inc. * (b)                $2,118,400
        Total Retailing                                $2,118,400
        Household & Personal Products - 2.8 %
        Household Products - 2.8 %
25,000  Clorox Co.                                     $1,592,250
        Total Household & Personal Products            $1,592,250
        Health Care Equipment & Services - 14.6 %
        Health Care Equipment - 8.8 %
20,500  C. R. Bard, Inc.                               $1,629,955
36,000  ResMed, Inc. *                                  1,813,320
25,000  Stryker Corp.                                   1,658,000
                                                       $5,101,275
        Health Care Services - 2.2 %
12,000  Express Scripts, Inc. *                        $ 968,640
4,000   Medco Health Solutions, Inc. *                   290,120
                                                       $1,258,760
        Health Care Supplies - 3.6 %
63,000  Dentsply International, Inc.                   $2,063,250
        Total Health Care Equipment & Services         $8,423,285
        Pharmaceuticals & Biotechnology - 3.2 %
        Life Sciences Tools & Services - 3.2 %
32,500  Techne Corp. *                                 $1,855,750
        Total Pharmaceuticals & Biotechnology          $1,855,750
        Banks - 3.6 %
        Regional Banks - 3.6 %
113,000 UCBH Holdings, Inc. (b)                        $2,104,060
        Total Banks                                    $2,104,060
        Diversified Financials - 9.4 %
        Asset Management & Custody Banks - 9.4 %
60,500  Federated Investors, Inc.                      $2,221,560
20,000  Investors Financial Services Corp.              1,163,000
43,000  T. Rowe Price Associates, Inc.                  2,029,170
                                                       $5,413,730
        Total Diversified Financials                   $5,413,730
        Software & Services - 11.2 %
        Application Software - 3.6 %
37,000  Adobe Systems, Inc. *                          $1,542,900
39,000  Informatica Corp. *                              523,770
                                                       $2,066,670
        Data Processing & Outsourced Services - 4.1 %
12,000  DST Systems, Inc. *                            $ 902,400
28,000  Fiserv, Inc. *                                  1,485,680
                                                       $2,388,080
        Systems Software - 3.5 %
37,500  Micros Systems, Inc. *                         $2,024,625
        Total Software & Services                      $6,479,375
        Technology Hardware & Equipment - 6.0 %
        Electronic Equipment & Instruments - 6.0 %
23,000  Mettler-Toledo International, Inc. *           $2,060,110
52,000  Trimble Navigation, Ltd. *                      1,395,680
                                                       $3,455,790
        Total Technology Hardware & Equipment          $3,455,790
        Semiconductors - 6.9 %
51,000  Linear Technology Corp.                        $1,611,090
67,000  Microchip Technology                            2,380,510
                                                       $3,991,600
        Total Semiconductors                           $3,991,600
        TOTAL COMMON STOCKS
        (Cost  $40,082,635)                            $56,986,354
        TEMPORARY CASH INVESTMENT
        Security Lending Collateral - 10.3 %
6,000,517  Securities Lending Investment Fund, 5.26%   $6,000,517
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $6,000,517)                             $6,000,517
        TOTAL INVESTMENT IN SECURITIES - 108.9%
        (Cost  $46,083,152) (a)                        $62,986,871
        OTHER ASSETS AND LIABILITIES - (8.9)%          $(5,164,448)
        TOTAL NET ASSETS - 100.0%                      $57,822,423


*       Non-income producing security.

(A.D.R.)American Depositary Receipt

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $46,083,152 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$17,421,769 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost.(518,050)
        Net Unrealized gain                            $16,903,719

(b)     At March 31, 2007, the following securities were out on loan:
Shares                     Security                      Value
20,790  Chesapeake Energy Corp.                        $     641,995
39,600  Cintas Corp.                                      1,429,560
60,165  O'Reilly Automotive, Inc. *                       1,991,462
31,875  WPP Group Plc                                     2,422,181
3,000   TETRA Technologies, Inc. *                             74,130
111,870 UCBH Holdings, Inc.                               2,083,019
        Total                                          $  8,642,347

               Pioneer Tax Free Money Market Fund
               SCHEDULE OF INVESTMENTS  3/31/2007

         Floating
Shares    Rate                                               Value
               MUNICIPAL BONDS - 97.8 %
               Government - 14.4 %
5,000,000      Anchorage Alaska Tax Anticipation Notes, 4.25$5,023,635
2,500,000 3.68Chicago Illinois Series B, Floating Rate Note 2,500,000 4,620,000 3.66District of Columbia, Floating Rate Note, 6/1 4,620,000
3,000,000      Iowa State, 4.25%, 6/29/07                    3,005,117
4,000,000      Maine State, 4.5%, 6/8/07                     4,005,319
6,850,000      Texas State Tax & Revenue Anticipation, 4.5%, 6,875,473
1,900,000  3.63Wake County North Carolina, Floating Rate Not 1,900,000
                                                            $27,929,544
               Municipal  Development - 6.0 %
1,900,000 3.80Athens-Clarke County Georgia, Floating Rate N$1,900,000 1,100,000 3.66Dickson County, Floating Rate Note, 11/1/2012 1,100,000
4,400,000  3.66Hillsborough County Florida, Floating Rate No 4,400,000
100,000    3.80Jackson County Mississippi, Floating Rate Not 100,000
290,000    3.80Montgomery County Maryland Industrial Develop 290,000
800,000    3.70Pima County Arizona Industrial Development Au 800,000
3,000,000  3.79Tulsa County Oklahoma, Floating Rate Note, 7/ 3,000,000
                                                            $11,590,000
               Municipal  Education - 10.6 %
6,600,000 3.80Broward County Florida, Floating Rate Note, 4$6,600,000 2,000,000 3.66Chattanooga Tennessee Health, Floating Rate N 2,000,000 2,483,000 3.80Chicago Board of Education, Floating Rate Not 2,483,000 2,735,000 3.80Chicago Board of Education, Floating Rate Not 2,735,000 2,000,000 3.69Guilford County North Carolina, Floating Rate 2,000,000 3,000,000 3.68Illinois Financial Authority Revenue, Floatin 3,000,000 1,700,000 3.80Rhode Island Health & Educational Building, F 1,700,000
                                                            $20,518,000
               Municipal  Facilities - 11.2 %
2,700,000 3.71Clarksville Public Building, Floating Rate No$2,700,000 7,160,000 3.80Clarksville Tennessee Public, Floating Rate N 7,160,000
700,000    3.68Holland Creek Metropolitan District Colorado, 700,000
2,685,000 3.67Metropolitan Government Nash/Davidson County 2,685,000 4,270,000 3.80Montgomery County Tennessee Public Building A 4,270,000 2,330,000 3.68Richland Washington Golf Enterprise Revenue, 2,330,000
2,000,000      Tennessee State Iam Commercial Paper, Floatin 2,000,000
                                                            $21,845,000
               Municipal  General - 3.4 %
1,000,000  3.70Commerce City Colorado Northern, Floating Rat$1,000,000
800,000    3.70Commerce City Colorado Northern, Floating Rat 800,000
3,380,000 3.66District of Columbia, Floating Rate Note, 6/1 3,380,000 1,500,000 3.70NBC Metropolitan District Colorado, Floating 1,500,000
                                                            $6,680,000
               Municipal  Higher Education - 0.7 %
1,100,000  3.66Loudoun County Virginia Industrial Developmen$1,100,000
190,000    3.63Purdue University Indianapolis University Rev 190,000
                                                            $1,290,000
               Municipal  Housing - 4.0 %
5,640,000 3.61Alaska State Housing Financial Corp., Floatin$5,640,000 1,670,000 3.66Blount County Tennessee, Floating Rate Note, 1,670,000
440,000    3.75Washington State Housing Finance, Floating Ra 440,000
                                                            $7,750,000
               Municipal  Medical - 17.1 %
2,500,000 3.65Daphne-Villa Mercy Alabama Special Care Facil$2,500,000 6,105,000 3.70Elmhurst Illinois, Floating Rate Note, 7/1/18 6,105,000 1,500,000 3.66Gwinnett County Georgia Hospital Authority Re 1,500,000 2,910,000 3.77Harris County Texas Health, Floating Rate Not 2,910,000 4,105,000 3.65Maryland State Health & Higher Educational Fa 4,105,000 1,605,000 3.68Maryland State Health & Higher Educational Fa 1,605,000 6,725,000 3.63North Carolina Medical Care Community, Floati 6,725,000 2,000,000 3.67Port City Medical Clinic Board Alabama, Float 2,000,000 5,895,000 3.80Sarasota County Florida Public Hospital Board 5,895,000
                                                            $33,345,000
               Municipal  Multiple Family Housing - 7.2 %
3,405,000 3.65Alaska State Housing Finance Corp., Series B,$3,405,000 1,500,000 3.65Cobb County Georgia Housing Multi-Family, Flo 1,500,000 1,800,000 3.67Louisiana Public Facilities Authority Revenue 1,800,000 3,915,000 3.66Orange County Florida Housing Finance Multi-F 3,915,000 3,450,000 3.67Phoenix Arizona Industrial Development Multi- 3,450,000
                                                            $14,070,000
               Municipal  Pollution - 14.0 %
4,400,000 3.65Apache County Arizona Industrial Development $4,400,000 3,665,000 3.67Burke County Georgia Development, Floating Ra 3,665,000 3,465,000 3.80Burke County Georgia Development, Floating Ra 3,465,000 5,800,000 3.80Hammond Indiana Pollution Center, Floating Ra 5,800,000 5,815,000 3.80Hurley New Mexico Pollution, Floating Rate No 5,815,000 2,000,000 3.70Sabine River Industrial Development Authority 2,000,000 2,080,000 3.80Salt Lake County Utah Pollution, Floating Rat 2,080,000
                                                            $27,225,000
               Municipal  School District - 2.5 %
3,390,000 3.80Chicago Board of Education, Floating Rate Not$3,390,000 1,500,000 3.67Phoenixville Pennsylvania Area School, Floati 1,500,000
                                                            $4,890,000
               Municipal  Single-Family Housing - 3.5 %
6,895,000  3.64Wyoming Community Development Authority, Floa$6,895,000
               Municipal Utilities - 2.6 %
2,300,000 3.70Austin Texas Utilities System Revenue, Floati$2,300,000 2,725,000 3.65Austin Texas Utilities System Revenue, Floati 2,725,000
                                                            $5,025,000
               Municipal Water - 0.6 %
1,125,000  3.80Las Vegas Nevada Water Distribution, Floating$1,125,000
               TOTAL MUNICIPAL BONDS                        $190,177,544
               (Cost  $190,177,543)                         $190,177,544
               TEMPORARY CASH INVESTMENT
               Diversified Financials - 1.7 %
3,317,729      Blackrock Liquidity Funds Municipal Fund Port$3,317,729
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost  $3,317,729)                           $3,317,729
               TOTAL INVESTMENT IN SECURITIES -99.5%
               (Cost  $193,495,272) (a)                     $193,495,273
               OTHER ASSETS AND LIABILITIES - 0.5%          $944,296
               TOTAL NET ASSETS - 100.0%                    $194,439,569

(a) At December 31, 2006 cost for federal income tax purpose was $193,495,272.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.